Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Recapitalization
Schedule of Reverse Recapitalization
				Additional	Accumulated
	Shares	Par Amount	Common Stock	Paid in Capital	Deficit
SPAC Financing	8,891,718	$0.0001	$889	$8,315,186	$-
Transaction expenses	532,986	0.0001	53	(6,651,674)	-
Earnout liability				(4,470,918)	(22,638,859)
Warrants liability				(2,009,105)	-
Reverse capitalization on December 21, 2023	9,424,704		$942	$(4,816,511)	$(22,638,859)